(LOSS) EARNING PER SHARE - Schedule of antidilutive securities (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share options
(LOSS) EARNING PER SHARE
Antidilutive securities excluded from computation of earnings per share	258,986	288,339
RSUs
(LOSS) EARNING PER SHARE
Antidilutive securities excluded from computation of earnings per share	2,483,079	28,151
2025 Convertible Notes
(LOSS) EARNING PER SHARE
Antidilutive securities excluded from computation of earnings per share		34,000,000
2026 Convertible Notes
(LOSS) EARNING PER SHARE
Antidilutive securities excluded from computation of earnings per share	66,086,640	66,086,640
2027 Convertible Notes
(LOSS) EARNING PER SHARE
Antidilutive securities excluded from computation of earnings per share	136,363,636	136,363,636